Investment Required by Regulation - Additional Information (Detail)	Dec. 31, 2013
Banking And Thrift [Abstract]
Percentage of unpaid principal balances of residential mortgage loans	1.00%
Percentage of total assets	0.30%
Percentage of outstanding advances	5.00%